Other assets and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Summary of Other Current Assets and Prepaid Expenses
Other current assets and prepaid expenses consist of the following:

	As of December 31, 2024	As of December 31, 2023
Tax credits	$33,212	$37,608
Prepaid expenses and advance to suppliers	18,589	9,293
Seller indemnification (1)	1,015	2,409
Account receivable related to non-air segment business sale (Note 31)	1,974	—
Others	2,474	2,977
Total other current assets and prepaid expenses	$57,264	$52,287

Summary of Other Noncurrent Assets and Prepaid Expenses
Other non-current assets and prepaid expenses consist of the following:

	As of December 31, 2024	As of December 31, 2023
Deferred tax assets	$61,089	$70,729
Seller indemnification (1)	2,611	5,052
Equity method investments (2)	1,996	3,105
Account receivable related to non-air segment business sale (Note 31)	7,716	—
Others	749	—
Total other non-current assets and prepaid expenses	$74,161	$78,886
(1)Correspond to the acquisition of Viajanet, see Note 4.
(2)Includes $1.7 and $2.5 million as of December 31, 2024 and 2023 related to an equity stake in Stays acquired in July 2022. Stays is a vacation rental channel manager based in Brazil.